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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_] Amendment Number : ------------------------------

   This Amendment (Check only one.):          [_] is a restatement
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      26

Form 13F Information Table Value Total:    102,877
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------                      --------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                              VOTING AUTHORITY
                                                                                                             -------------------
                                 TITLE OF                VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER                    CLASS        CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                --------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
APPLE INC                          COM        037833100     640    7,500   SH               SOLE               7,500   0     0
BLACKSTONE GROUP L P           COM UNIT LTD   09253U108     823  126,029   SH               SOLE             126,029   0     0
BOEING CO                          COM        097023105   1,376   32,247   SH               SOLE              32,247   0     0
CISCO SYS INC                      COM        17275R102   1,834  112,530   SH               SOLE             112,530   0     0
CITIGROUP INC                      COM        172967101   1,201  178,948   SH               SOLE             178,948   0     0
DR PEPPER SNAPPLE GROUP INC        COM        26138E109     318   19,543   SH               SOLE              19,543   0     0
FORD MTR CO DEL               COM PAR $0.01   345370860     254  110,902   SH               SOLE             110,902   0     0
GENERAL ELECTRIC CO                COM        369604103   1,338   82,572   SH               SOLE              82,572   0     0
GOOGLE INC                         CL A       38259P508     528    1,715   SH               SOLE               1,715   0     0
HOME DEPOT INC                     COM        437076102   1,303   56,584   SH               SOLE              56,584   0     0
ISHARES INC                    MSCI GERMAN    464286806   3,357  174,656   SH               SOLE             174,656   0     0
ISHARES INC                     MSCI JAPAN    464286848   3,500  365,367   SH               SOLE             365,367   0     0
ISHARES TR                    MSCI EAFE IDX   464287465  17,812  397,059   SH               SOLE             397,059   0     0
ISHARES TR                     RUSSELL 3000   464287689   5,505  105,874   SH               SOLE             105,874   0     0
ISHARES TR                    RUSSELL MCP GR  464287481     566   18,080   SH               SOLE              18,080   0     0
ISHARES TR                      S&P500 GRW    464287309   3,242   72,158   SH               SOLE              72,158   0     0
JPMORGAN & CHASE & CO              COM        46625H100     252    7,988   SH               SOLE               7,988   0     0
LOWES COS INC                      COM        548661107     453   21,053   SH               SOLE              21,053   0     0
MERRILL LYNCH & CO INC             COM        590188108     522   44,868   SH               SOLE              44,868   0     0
MGM MIRAGE                         COM        552953101     871   63,334   SH               SOLE              63,334   0     0
NORDSTROM INC                      COM        655664100     681   51,133   SH               SOLE              51,133   0     0
POWERSHARES QQQ TRUST           UNIT SER 1    73935A104   9,330  313,722   SH               SOLE             313,722   0     0
SPDR TR                         UNIT SER 1    78462F103  43,285  479,670   SH               SOLE             479,670   0     0
STARBUCKS CORP                     COM        855244109   1,529  161,640   SH               SOLE             161,640   0     0
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100     860  108,809   SH               SOLE             108,809   0     0
ZIMMER HLDGS INC                   COM        98956P102   1,497   37,031   SH               SOLE              37,031   0     0